Stockholders' Equity (Details) - USD ($)	3 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015
Stock based compensation expense	$ 265,861	$ 1,468,332	$ 148,736		$ 414,597	$ 148,736
Number of shares granted		380,000			290,000
December 2015 [Member]
Stock based compensation expense	206,208	$ 945,189	136,603		$ 342,811	136,603
Number of shares granted		230,000			230,000
March 2016 [Member]
Stock based compensation expense	$ 59,653	$ 261,214	12,133		$ 71,786	$ 12,133
Number of shares granted		60,000			60,000
August 2016 [Member]
Stock based compensation expense		$ 147,600
Number of shares granted		40,000
January 2017 [Member]
Stock based compensation expense		$ 114,329
Number of shares granted		50,000